Income Tax Expense - Schedule of Income Tax Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax on profit for the year
Current year	₩ 27,932	₩ 29,903	₩ 21,383
Adjustments recognized related to prior period incomes	0	1,647	0
Deferred tax expense
Change in net deferred tax assets	(1,108)	1,871	4,072
Income tax expense	₩ 26,824	₩ 33,421	₩ 25,455